Film Costs (Tables)	12 Months Ended
Mar. 31, 2013
Film Costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2012	2013
Motion picture productions:
Released	98,910	90,716
Completed and not released	10,800	2,420
In production and development	102,295	111,365
Television productions:
Released	44,461	49,651
In production and development	2,853	2,820
Broadcasting rights	27,830	37,189
Less: current portion of broadcasting rights included in inventories	(17,101)	(24,072)

Film costs	270,048	270,089